N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
JP Morgan Multi-Asset Choice | MorganStanleyVariableInsuranceFundIncEmergingMarketsEquityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. – Emerging Markets Equity Portfolio: Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Invest Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(25.08%)
Average Annual Total Returns, 5 Years [Percent]	(2.71%)
Average Annual Total Returns, 10 Years [Percent]	0.59%